Stockholders' Equity - Schedule of Outstanding Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Apr. 14, 2022
Warrants exercise price			$ 0.001
Warrant [Member]
Number	693,000	713,000
Warrant [Member] | Issued For Services One [Member]
Number		20,000
Warrant [Member] | Issued For Services One [Member] | Minimum [Member]
Warrants exercise price		$ 32
Expiry date		Sep. 22, 2023
Warrant [Member] | Issued For Services One [Member] | Maximum [Member]
Warrants exercise price		$ 450
Expiry date		Feb. 25, 2024
Warrant [Member] | Investor One [Member]
Number	240,000	325,000
Warrants exercise price	$ 62.5	$ 20.5
Expiry date	Mar. 28, 2025	Apr. 14, 2027
Warrant [Member] | Investor Two [Member]
Number	65,000	240,000
Warrants exercise price	$ 50	$ 62.5
Expiry date	Aug. 16, 2024	Mar. 28, 2025
Warrant [Member] | Investor Three [Member]
Number	15,000	65,000
Warrants exercise price	$ 155	$ 50
Expiry date	Jun. 05, 2024	Aug. 16, 2024
Warrant [Member] | Investor Four [Member]
Number		15,000
Warrants exercise price		$ 155
Expiry date		Jun. 05, 2024
Warrant [Member] | NBTS [Member]
Number	3,000	3,000
Warrants exercise price	$ 54.5	$ 54.5
Expiry date	Jun. 19, 2025	Jun. 19, 2025
Warrant [Member] | Agent [Member]
Number	32,000	32,000
Warrants exercise price	$ 33.12	$ 33.12
Expiry date	Oct. 14, 2026	Oct. 14, 2026
Warrant [Member] | Agent One [Member]
Number	12,000	12,000
Warrants exercise price	$ 78.12	$ 78.12
Expiry date	Mar. 28, 2025	Mar. 28, 2025
Warrant [Member] | Agent Two [Member]
Number	1,000	1,000
Warrants exercise price	$ 193.75	$ 193.75
Expiry date	Jun. 03, 2024	Jun. 03, 2024
Warrant [Member] | Investor [Member]
Number	325,000
Warrants exercise price	$ 20.5
Expiry date	Apr. 14, 2027